LEASE (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Schedule of leases

Year ended
December 31, 2019
$
Finance lease cost:
Amortization of right-of-use assets	18,900
Interest on lease liabilities	3,213
Operating fixed lease cost	17,619
Short-term lease cost	8,920
Total lease cost	45,916

Schedule of other supplemental information:

Year ended
December 31, 2019
$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance lease	(3,213)
Operating cash flows from operating lease	(15,866)
Financing cash flows from finance lease	(33,614)
Right-of-use assets obtained in exchange of new finance lease liabilities in non-cash transaction	7,300
Right-of-use assets obtained in exchange of new operating lease liabilities in non-cash transaction	18,222

At December 31,
2019
Weighted average of remaining operating lease term - finance leases (in years)	1.41
Weighted average of remaining operating lease term - operating leases (in years)	3.03

Weighted average of operating lease discount rate - finance lease	5.82%
Weighted average of operating lease discount rate - operating lease	4.36%

Schedule of lease maturities

	Operating Lease Payment	Finance Lease Payment	Total Lease Payment
Year Ending December 31:	$	$	$
2020	18,953	27,439	46,392
2021	12,980	13,087	26,066
2022	4,666	604	5,270
2023	2,541	—	2,541
2024	1,077	—	1,077
Thereafter	1,504	—	1,504
Total future minimum lease payments	41,721	41,130	82,851
Less: imputed interest	2,236	2,056	4,292
NPV for future minimum lease payments	39,485	39,074	78,559

Analysis as:
Short-term	18,767	25,998	44,765
Long-term	20,718	13,076	33,794
Total lease liabilities	39,485	39,074	78,559

Schedule of lease liabilities under(Topic 840)

The future minimum lease payments from 2018 Form 20-F as filed in accordance with Leases (Topic 840) were as follows:

	Operating Lease Payment	Finance Lease Payment	Total Lease Payment
Year Ending December 31:	$	$	$
2019	18,287	40,945	59,232
2020	11,790	23,483	35,273
2021	9,379	11,842	21,221
2022	2,485	556	3,041
2023	838	—	838
Thereafter	7,743	—	7,743
Total future minimum lease payments	50,522	76,826	127,348
Less: imputed interest		5,024	5,024
NPV for future minimum lease payments		71,802	71,802